OTHER COMPREHENSIVE INCOME	12 Months Ended
Dec. 31, 2013
OTHER COMPREHENSIVE INCOME
NOTE 15 - OTHER COMPREHENSIVE INCOME

Accounting principles generally require that recognized revenue, expenses, gains and losses be included in net income.  Although certain changes in assets and liabilities are reported as a separate component of the equity section of the consolidated balance sheets, such items, along with net income, are components of comprehensive income.

The components of other comprehensive (loss) income, included in stockholders’ equity are as follows during the years ended December 31:

	2013	2012
	(In Thousands)
Net unrealized holding (loss) gain on available-for-sale securities	$(4,108)	$736
Reclassification adjustment for realized gains in net income	(109)	(113)
Other comprehensive (loss) income before income tax effect	(4,217)	623
Income tax expense (expense)	1,434	(212)
Other comprehensive (loss) income, net of tax	$(2,783)	$411

At December 31, 2013 and 2012, the components of accumulated other comprehensive income, included in stockholders’ equity, are as follows:

	2013	2012
	(In Thousands)
Net unrealized (loss) gain on securities available-for-sale, net of tax	$(1,655)	$1,128
Total accumulated other comprehensive (loss) income	$(1,655)	$1,128